Debt - Maturities of Long-term Debt, Including Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total
2025	$ 5.0
2026	4.0
2027	483.2
2028	0.8
2029	0.2
Total	493.2	$ 504.2
Long-Term Debt
2025	4.5
2026	3.3
2027	482.5
2028	0.1
2029	0.0
Total	490.4
Finance Leases
2025	0.5
2026	0.7
2027	0.7
2028	0.7
2029	0.2
Total finance lease liabilities	$ 2.8	$ 0.3